DISCONTINUED OPERATION (Summary of Cash Flow Information For Discontinued Operations) (Details) - Vision China Media Groups Subway Mobile TV Advertising Business [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) operating activities	$ (2,315,406)	$ 1,838,411	$ 6,155,890
Net cash used in investing activities	(252,121)	(333,839)	(5,653,461)
Net cash from financing activities